Other Provisions - Provision for Silicosis Settlement - Disclosure of the Impact of a Reasonable Change in Certain Key Assumptions (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Change in benefit take-up rate
Disclosure of other provisions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in labour number
Disclosure of other provisions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in disease risk
Disclosure of other provisions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in disease progression rates
Disclosure of other provisions [line items]
Increase in assumption (as a percent)	10.00%	10.00%
Decrease in assumption (as a percent)	10.00%	10.00%
Change in benefit take-up rate
Disclosure of other provisions [line items]
Effect of an increase in the assumption	R 91	R 85
Effect of a decrease in the assumption	(91)	(85)
Change in silicosis prevalence
Disclosure of other provisions [line items]
Effect of an increase in the assumption	91	85
Effect of a decrease in the assumption	(91)	(85)
Change in disease progression rates
Disclosure of other provisions [line items]
Effect of an increase in the assumption	49	42
Effect of a decrease in the assumption	R (49)	R (42)